UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

September 30, 2021

Distillate U.S. Fundamental Stability & Value ETF

Ticker: DSTL

Distillate International Fundamental Stability & Value ETF

Ticker: DSTX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Distillate Capital ETFs

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders

September 30, 2021 (Unaudited)

Dear Shareholders of Distillate U.S. Fundamental Stability & Value ETF (“DSTL” or the “Fund”),

We hope this letter finds you well. The year ended September 30, 2021 was headlined by the continuing impact of the COVID-19 pandemic, including its ebb and flow of infections, the promise of new therapeutics and roll-out of preventative vaccines, and related impacts to the economy in the form of labor market and supply chain disruptions. The U.S. equity market has remained strong, and investors have particularly rewarded those stocks with business models suited for growth in this uncertain environment, driving valuations meaningfully higher in certain segments. In this context, we believe that it remains important to be disciplined on valuation and to employ a methodology that is efficacious in an asset-light economy where accounting distortions have rendered many traditional valuation measures less relevant. The following report covers the fiscal period from October 1, 2020 through September 30, 2021 (the “current fiscal period”).

“Value Investing”, as traditionally defined, has tended to focus on accounting-based measures of book value. As the economy shifted dramatically over recent decades toward businesses that build intangible assets (such as software code, brands and pharmaceutical patents), balance sheets simply fail to measure these sources of future cash flow. Thus, it is not surprising that, as the financial media has repeatedly pointed out, traditional “value” strategies have failed to deliver satisfactory investment returns for many years. We believe paying less for an asset relative to that asset’s fundamentals – or true value – continues to be a rewarding strategy, but that investors must be thoughtful in how they define value. Metrics like price-to-book might just lead to sectors that carry a high level of physical or other balance sheet assets, instead of identifying stocks that are truly underpriced in relation to their fundamentals. We utilize a measure based on free cash flow, which offers a better comparison between old and new companies, regardless of the balance sheet treatment of the companies’ assets. We aim to reduce portfolio risk by buying the companies most undervalued on this methodology, while also eliminating companies that have volatile fundamentals or excessive debt levels.

The objective of the Fund is to track the performance, before fees and certain expenses, of the Distillate U.S. Fundamental Stability & Value Index (“the Index”). This custom index is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly the largest 500 U.S. listed stocks. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Index (and thus, the Fund) aims to outperform a broad benchmark of large U.S. stocks over the long-term.

Distillate U.S. Fundamental Stability & Value ETF

Letters to Shareholders
September 30, 2021 (Unaudited) (Continued)

During the current fiscal period, DSTL rose 27.68% measured by Net Asset Value (NAV), or 27.57% based on the market price of the Fund shares. This result trailed that of the S&P 500® Index, the Fund’s primary benchmark, which returned 30.00%. The Index returned 28.22%.

The top contributors to the Fund’s relative performance versus the S&P 500® Index were the Fund’s underweight position (stocks that the Fund either did not own or owned less as a percentage of assets than the benchmark did during the period) in Amazon.com, Inc.; as well as the Fund’s overweight positions (stocks that the Fund owned more of, as an average percentage of assets than the benchmark did during the period) in United Rentals, Inc., Zebra Technologies Corporation-Class A, Lam Research Corporation, NetApp, Inc., and HCA Healthcare, Inc.

The largest detractors from relative performance in the period were the Fund’s underweight positions in Alphabet, Inc., and JPMorgan Chase & Company; as well as the Fund’s overweight positions in Amgen, Inc., Lockheed Martin Corporation, Viatris, Inc., and Citrix Systems, Inc.

The Fund holds approximately 100 securities chosen for their attractive rankings on our measures of value and quality. The Fund is rebalanced quarterly along with the Index. As of September 30, 2021, the Fund’s largest five holdings were: Johnson & Johnson (2.74%), Abbvie, Inc. (2.39%), UnitedHealth Group, Inc. (2.38%), Home Depot, Inc. (2.13%), and Proctor & Gamble Company (2.00%).

DSTL has continued to experience significant growth in assets under management, rising from $179 million to $374 million over the period. We thank you for your continuing support and the trust you place in Distillate’s investment process and the rationale behind our differentiated measures of equity valuation and quality.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners, LLC

Distillate International Fundamental Stability & Value ETF

Letters to Shareholders
September 30, 2021 (Unaudited) (Continued)

Dear Shareholders of Distillate International Fundamental Stability & Value ETF (“DSTX” or the “Fund”),

Thank you for your interest and investment in DSTX. The information presented in this annual report covers the period from December 14, 2020 (the Fund’s inception) through September 30, 2021 (the “current fiscal period”).

The Fund is a passively managed ETF that aims to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index (the “Index”), an index conceived by Distillate Capital Partners, LLC. The Index uses proprietary valuation and risk measures with the goal of including only securities with a high degree of fundamental stability, relatively low levels of debt and attractive valuation from a starting universe of mid- and large-capitalization non-U.S. stocks. These measures were designed for today’s economy, where significant levels of intangible investment have rendered many traditional measures of value & risk less effective.

During the current fiscal period, DSTX rose 1.78% measured by Net Asset Value (NAV), or 1.70% based on the market price of the Fund shares. This result trailed that of the Morningstar Global Markets ex-US Index, the Fund’s primary benchmark, which returned 9.57%. The DSTX Index returned 2.14%.

The Fund holds approximately 100 securities chosen for their attractive rankings on our measures of value and quality. The Fund is rebalanced quarterly along with the Index. As of September 30, 2021, the Fund’s largest five holdings were: Roche Holdings AG (3.04%), Samsung Electronics Company (2.86%), Nippon Telegraph & Telephone Corporation (2.83%), Alibaba Group Holding (2.31%), and Anhui Conch Cement Company (1.83%).

We again thank you for your continuing support and the trust you place in Distillate’s investment process and the rationale behind our differentiated measures of equity valuation and quality.

Sincerely,

Thomas M. Cole
Chief Executive Officer
Distillate Capital Partners, LLC

Distillate Capital ETFs

Letters to Shareholders
September 30, 2021 (Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. As with all index funds, the performance of the Fund and its Index may differ. Must be preceded or accompanied by a prospectus. Investing involves risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.

Distillate U.S. Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 500 of the largest U.S. companies. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Distillate International Fundamental Stability & Value Index – The Index seeks to include the most fundamentally stable and most undervalued stocks from a starting universe of around 1400 of non-U.S. companies in developed & emerging markets. The Index is constructed using objective, rules-based selection criteria based on Distillate Capital’s proprietary fundamental measures of valuation and quality. The Index is rebalanced quarterly and holds approximately 100 securities.

Standard & Poor’s 500 (S&P 500®) Index – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

Morningstar Global Markets ex-US Index – This index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares.

Price to Book Value – a traditional valuation measure that compares a company’s market price to its balance sheet book value. For example, this can be calculated by dividing a company’s stock price by its book value per share.

Cash Flow – the amount of cash generated by a business in a given period, commonly calculated by adding depreciation & amortization to net income in the period, less any increase in working capital. This calculation reflects operating cash flow. The term also often refers to free cash flow.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of Fund holdings, see the Schedules of Investments.

Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF are distributed by Quasar Distributors, LLC.

You cannot invest directly in an index.

Distillate U.S. Fundamental Stability & Value ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns September 30, 2021	1 Year	Since Inception (10/23/2018)
Distillate U.S. Fundamental Stability & Value ETF — NAV	27.68%	19.54%
Distillate U.S. Fundamental Stability & Value ETF — Market	27.57%	19.52%
Distillate U.S. Fundamental Stability & Value Index	28.22%	20.03%
S&P 500® Index	30.00%	18.78%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 23, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance; Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance, go to www.distillatefunds.com or call 800-617-0004. The gross expense ratio as of the most recent prospectus is 0.39%.

Distillate International Fundamental Stability & Value ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns September 30, 2021	Since Inception (12/14/2020)
Distillate International Fundamental Stability & Value ETF — NAV	1.78%
Distillate International Fundamental Stability & Value ETF — Market	1.70%
Distillate International Fundamental Stability & Value Index	2.14%
Morningstar Global Markets ex-US Index	9.57%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2020 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance; Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. To obtain the most recent month-end performance, go to www.distillatefunds.com or call 800-617-0004. The gross expense ratio as of the most recent prospectus is 0.55%.

Distillate Capital ETFs

Portfolio Allocation
As of September 30, 2021 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Non-cyclical (a)	34.0%
Technology	18.2
Industrial	16.4
Consumer, Cyclical	13.6
Communications	7.3
Financial	6.6
Basic Materials	3.0
Energy	0.9
Short-Term Investments (b)	0.0
Other Assets in Excess of Liabilities (b)	0.0
Total	100.0%

Distillate International Fundamental Stability & Value ETF

Sector	Percentage of Net Assets
Consumer, Non-cyclical	17.3%
Communications	16.7
Industrial	16.5
Consumer, Cyclical	16.1
Technology	12.1
Basic Materials	11.5
Energy	5.3
Financial	3.3
Utilities	0.7
Other Assets in Excess of Liabilities	0.4
Short-Term Investments	0.1
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021

Shares	Security Description	Value
	COMMON STOCKS — 100.0%
	Basic Materials — 3.0%
19,302	Celanese Corporation	$2,907,653
25,595	Eastman Chemical Company	2,578,441
18,830	PPG Industries, Inc.	2,692,878
32,908	Westlake Chemical Corporation	2,999,235
		11,178,207
	Communications — 7.3%
7,888	Arista Networks, Inc. (a)	2,710,633
129,210	Cisco Systems, Inc.	7,032,900
126,518	Comcast Corporation - Class A	7,076,152
14,745	F5 Networks, Inc. (a)	2,931,011
22,018	Facebook, Inc. - Class A (a)	7,472,689
		27,223,385
	Consumer, Cyclical — 13.6%
13,793	Advance Auto Parts, Inc.	2,881,220
2,145	AutoZone, Inc. (a)	3,642,189
41,829	Bath & Body Works, Inc.	2,636,482
58,700	BorgWarner, Inc.	2,536,427
13,617	Cummins, Inc.	3,057,833
7,041	Deckers Outdoor Corporation (a)	2,536,168
30,013	Hasbro, Inc.	2,677,760
24,305	Home Depot, Inc.	7,978,359
16,258	Lear Corporation	2,544,052
58,769	LKQ Corporation (a)	2,957,256
25,575	Lowe’s Companies, Inc.	5,188,144
5,556	O’Reilly Automotive, Inc. (a)	3,395,049
35,743	PACCAR, Inc.	2,820,838
25,279	Ross Stores, Inc.	2,751,619
13,934	Victoria’s Secret & Company (a)	769,993
6,654	WW Grainger, Inc.	2,615,421
		50,988,810
	Consumer, Non-cyclical — 34.0% (b)
82,885	AbbVie, Inc.	8,940,805
23,294	Amgen, Inc.	4,953,469
12,461	Anthem, Inc.	4,645,461
18,126	Automatic Data Processing, Inc.	3,623,750

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Consumer, Non-cyclical — 34.0% (b) (Continued)
15,023	Becton Dickinson and Company	$3,692,954
10,299	Biogen, Inc. (a)	2,914,514
32,890	Booz Allen Hamilton Holding Corporation	2,609,821
33,868	Church & Dwight Company, Inc.	2,796,481
21,513	Cigna Corporation	4,306,042
16,137	Clorox Company	2,672,449
43,663	Colgate-Palmolive Company	3,300,049
11,501	FleetCor Technologies, Inc. (a)	3,004,866
19,510	HCA Healthcare, Inc.	4,735,467
38,342	Henry Schein, Inc. (a)	2,920,127
31,410	Horizon Therapeutics plc (a)	3,440,651
13,302	ICON plc (a)	3,485,390
22,320	J.M. Smucker Company	2,679,070
17,360	Jazz Pharmaceuticals plc (a)	2,260,446
63,466	Johnson & Johnson	10,249,759
82,236	Kroger Company	3,324,801
11,156	Laboratory Corporation of America Holdings (a)	3,139,745
20,012	McKesson Corporation	3,989,992
59,902	Philip Morris International, Inc.	5,678,111
53,597	Procter & Gamble Company	7,492,861
6,900	Regeneron Pharmaceuticals, Inc. (a)	4,175,742
30,801	Robert Half International, Inc.	3,090,264
44,064	Tyson Foods, Inc. - Class A	3,478,412
9,660	United Rentals, Inc. (a)	3,389,984
22,791	UnitedHealth Group, Inc.	8,905,355
16,946	Vertex Pharmaceuticals, Inc. (a)	3,073,835
		126,970,673
	Energy — 0.9%
33,648	Diamondback Energy, Inc.	3,185,456

	Financial — 6.6%
14,573	Aon plc - Class A	4,164,526
22,233	Arthur J. Gallagher & Company	3,304,936
52,940	Brown & Brown, Inc.	2,935,523
35,020	CBRE Group, Inc. - Class A (a)	3,409,547

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Financial — 6.6% (Continued)
21,866	LPL Financial Holdings, Inc.	$3,427,714
25,467	Marsh & McLennan Companies, Inc.	3,856,468
18,361	T Rowe Price Group, Inc.	3,611,609
		24,710,323
	Industrial — 16.4%
22,621	3M Company	3,968,176
38,255	A.O. Smith Corporation	2,336,233
45,258	Amphenol Corporation - Class A	3,314,243
29,886	CH Robinson Worldwide, Inc.	2,600,082
114,554	CSX Corporation	3,406,836
22,554	Expeditors International of Washington, Inc.	2,686,858
28,278	Fortune Brands Home & Security, Inc.	2,528,619
19,388	General Dynamics Corporation	3,800,630
20,423	Honeywell International, Inc.	4,335,394
15,695	Illinois Tool Works, Inc.	3,243,058
12,823	Lockheed Martin Corporation	4,425,217
13,196	Norfolk Southern Corporation	3,157,143
10,078	Northrop Grumman Corporation	3,629,592
29,642	Owens Corning	2,534,391
10,655	Parker-Hannifin Corporation	2,979,351
12,811	Snap-on, Inc.	2,676,858
15,494	Stanley Black & Decker, Inc.	2,716,253
21,293	Union Pacific Corporation	4,173,641
57,314	WestRock Company	2,855,957
		61,368,532
	Technology — 18.2%
16,634	Accenture plc - Class A	5,321,549
37,654	Activision Blizzard, Inc.	2,914,043
36,072	Amdocs, Ltd.	2,731,011
12,885	Broadcom, Inc.	6,248,323
37,270	Cerner Corporation	2,628,280
24,138	Citrix Systems, Inc.	2,591,697
46,598	Cognizant Technology Solutions Corporation - Class A	3,458,038
28,891	Fidelity National Information Services, Inc.	3,515,457
105,381	Intel Corporation	5,614,700

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Technology — 18.2% (Continued)
10,065	KLA Corporation	$3,366,843
21,636	Microchip Technology, Inc.	3,320,910
36,001	NetApp, Inc.	3,231,450
79,755	Oracle Corporation	6,949,053
15,366	Qorvo, Inc. (a)	2,569,042
15,692	Skyworks Solutions, Inc.	2,585,728
42,171	SS&C Technologies Holdings, Inc.	2,926,667
24,600	Texas Instruments, Inc.	4,728,366
21,856	VMware, Inc. - Class A (a)	3,249,987
		67,951,144
	TOTAL COMMON STOCKS (Cost $348,252,749)	373,576,530

	SHORT-TERM INVESTMENTS — 0.0% (c)
125,300	First American Government Obligations Fund - Class X, 0.03% (d)	125,300
	TOTAL SHORT-TERM INVESTMENTS (Cost $125,300)	125,300
	TOTAL INVESTMENTS — 100.0% (Cost $348,378,049)	373,701,830
	Other Assets in Excess of Liabilities — 0.0% (c)	72,480
	NET ASSETS — 100.0%	$373,774,310

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of September 30, 2021.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021

Shares	Security Description	Value
	COMMON STOCKS — 98.6%
	Australia — 4.1%
51,782	Aurizon Holdings, Ltd.	$141,764
45,070	Evolution Mining, Ltd.	113,622
20,608	Fortescue Metals Group, Ltd.	222,697
3,887	Magellan Financial Group, Ltd.	99,311
23,026	Northern Star Resources, Ltd.	141,379
7,132	Sonic Healthcare, Ltd.	209,472
		928,245
	Brazil — 0.7%
23,018	Cia de Saneamento Basico do Estado de Sao Paulo	162,595

	Canada — 9.8%
3,224	Agnico Eagle Mines, Ltd.	167,164
6,558	Alimentation Couche-Tard, Inc. - Class B	250,859
32,140	B2Gold Corporation	109,919
2,526	CGI, Inc. (a)	214,526
4,613	Kirkland Lake Gold, Ltd.	191,855
3,161	Magna International, Inc.	237,834
4,055	Open Text Corporation	197,877
8,925	SSR Mining, Inc.	129,770
2,333	TFI International, Inc.	238,631
8,441	Tourmaline Oil Corporation	294,837
4,698	Wheaton Precious Metals Corporation	176,817
		2,210,089
	China — 13.5%
3,524	Alibaba Group Holding, Ltd. - ADR (a)	521,728
76,500	Anhui Conch Cement Company, Ltd. - H Shares	412,735
3,377	Autohome, Inc. - ADR	158,482
2,298	Baidu, Inc. - ADR (a)	353,317
90,000	China Feihe, Ltd.	151,914
2,700,000	China Tower Corporation, Ltd. - H Shares	353,773
27,000	Hengan International Group Company, Ltd.	144,631
12,840	HUYA, Inc. - ADR (a)	107,086
27,800	Kingsoft Corporation, Ltd.	110,884
33,497	New Oriental Education & Technology Group, Inc. - ADR (a)	68,669
10,635	TAL Education Group - ADR (a)	51,474

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.6% (Continued)
	China — 13.5% (Continued)
13,147	Vipshop Holdings, Ltd. - ADR (a)	$146,458
114,000	Weichai Power Company, Ltd. - H Shares	236,943
188,000	Zijin Mining Group Company, Ltd. - H Shares	232,324
		3,050,418
	Denmark — 0.9%
1,747	Pandora AS	212,381

	Finland — 0.8%
3,017	Elisa Oyj	187,555

	France — 7.5%
3,471	Atos SE	185,648
1,347	Capgemini SE	281,233
1,406	Cie Generale des Etablissements Michelin SCA	216,395
2,308	Legrand SA	248,120
3,894	Publicis Groupe SA	262,925
2,071	Schneider Electric SE	345,387
5,107	Valeo	143,530
		1,683,238
	Hong Kong — 1.9%
77,000	Geely Automobile Holdings, Ltd.	221,070
57,000	SITC International Holdings Company, Ltd.	204,653
		425,723
	Indonesia — 1.1%
956,600	Telkom Indonesia Persero Tbk PT	246,627

	Ireland — 0.8%
2,136	DCC plc	178,506

	Italy — 1.7%
10,671	FinecoBank Banca Fineco SpA (a)	193,793
3,119	Recordati Industria Chimica e Farmaceutica SpA	181,750
		375,543

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.6% (Continued)
	Japan — 20.4%
6,300	Aisin Corporation	$229,809
7,000	Ajinomoto Company, Inc.	207,412
10,600	Anritsu Corporation	190,007
15,900	Astellas Pharma, Inc.	262,566
5,600	Bridgestone Corporation	266,311
3,100	Kao Corporation	184,903
12,000	KDDI Corporation	396,971
3,700	Koito Manufacturing Company, Ltd.	223,509
7,100	MINEBEA MITSUMI, Inc.	182,249
11,500	Nexon Company, Ltd.	186,247
13,800	NGK Spark Plug Company, Ltd.	216,694
23,100	Nippon Telegraph & Telephone Corporation	638,705
4,300	Nissan Chemical Corporation	252,046
3,600	Otsuka Corporation	185,203
3,200	Secom Company, Ltd.	232,396
1,900	Shin-Etsu Chemical Company, Ltd.	321,846
3,500	Shionogi & Company, Ltd.	240,099
3,500	Yakult Honsha Company, Ltd.	177,549
		4,594,522
	Mexico — 0.9%
52,972	Grupo Mexico SAB de CV - Series B	211,635

	Netherlands — 4.2%
2,485	BE Semiconductor Industries NV	197,740
2,029	Euronext NV	229,743
8,218	Koninklijke Ahold Delhaize NV	273,679
2,234	Wolters Kluwer NV	237,109
		938,271
	Norway — 2.1%
7,409	Aker BP ASA	241,980
14,337	Telenor ASA	241,927
		483,907

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.6% (Continued)
	Republic of Korea — 5.9%
958	Hyundai Glovis Company, Ltd.	$134,719
786	Hyundai Mobis Company, Ltd.	167,954
965	LG Innotek Company, Ltd.	169,934
16,093	LG Uplus Corporation	203,881
413	Samsung Electronics Company, Ltd. - GDR	645,312
		1,321,800
	Spain — 1.5%
9,110	Industria de Diseno Textil SA	335,957

	Sweden — 7.5%
5,910	Alfa Laval AB	221,983
8,164	Assa Abloy AB - Class B	238,615
4,623	Boliden AB	149,176
6,591	Essity AB - Class B	204,920
14,694	H & M Hennes & Mauritz AB - Class B (a)	299,572
6,429	Lundin Energy AB	240,154
6,187	SKF AB	146,815
22,370	Swedish Match AB	196,019
		1,697,254
	Switzerland — 3.0%
15,077	Roche Holding AG - ADR	685,551

	Taiwan — 0.9%
52,000	ASE Technology Holding Company, Ltd.	203,442

	Thailand — 2.5%
30,600	Advanced Info Service pcl - NVDR	177,260
205,000	PTT pcl - NVDR	236,294
167,100	Sri Trang Gloves Thailand pcl	154,333
		567,887
	United Kingdom — 6.9%
5,521	Bunzl plc	182,755
7,439	Burberry Group plc	182,051
33,826	DS Smith plc	188,320
2,092	London Stock Exchange Group plc	210,145

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Schedule of Investments
September 30, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.6% (Continued)
	United Kingdom — 6.9% (Continued)
7,342	Mondi plc	$181,112
2,962	Reckitt Benckiser Group plc	232,838
27,235	Royal Mail plc	154,674
22,416	Sage Group plc	214,473
		1,546,368
	TOTAL COMMON STOCKS (Cost $23,483,539)	22,247,514

	PREFERRED STOCKS — 0.9%
	Germany — 0.9%
2,145	Henkel AG & Company KGaA	199,324

	TOTAL PREFERRED STOCKS (Cost $229,347)	199,324

	SHORT-TERM INVESTMENTS — 0.1%
23,755	First American Government Obligations Fund - Class X, 0.03% (b)	$23,755
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,755)	23,755
	TOTAL INVESTMENTS — 99.6% (Cost $23,736,641)	22,470,593
	Other Assets in Excess of Liabilities — 0.4%	97,792
	NET ASSETS — 100.0%	$22,568,385

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of September 30, 2021.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Assets and Liabilities
September 30, 2021

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
ASSETS
Investments in securities, at value*	$373,701,830	$22,470,593
Receivable for capital shares sold	2,087,465	—
Dividends and interest receivable	192,990	108,472
Total assets	375,982,285	22,579,065

LIABILITIES
Payable for securities purchased	2,085,698	—
Management fees payable	122,277	10,680
Total liabilities	2,207,975	10,680

NET ASSETS	$373,774,310	$22,568,385

Net Assets Consist of:
Paid-in capital	$351,119,011	$24,221,738
Total distributable earnings (accumulated deficit)	22,655,299	(1,653,353)
Net assets	$373,774,310	$22,568,385

Net Asset Value:
Net Assets	$373,774,310	$22,568,385
Shares outstanding^	9,125,000	900,000
Net asset value, offering and redemption price per share	$40.96	$25.08

* Identified Cost
Investments in securities	$348,378,049	$23,736,641

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Statements of Operations
For the Year/Period Ended September 30, 2021

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF (1)
INCOME
Dividends (2)	$4,510,598	$508,610
Interest	72	9
Total investment income	4,510,670	508,619

EXPENSES
Management fees	1,127,691	83,953
Total expenses	1,127,691	83,953

Net investment income (loss)	3,382,979	424,666

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	45,221,198	286,066
Foreign currency	—	(21,056)
Change in unrealized appreciation (depreciation) on:
Investments	9,140,700	(1,266,048)
Foreign currency translation	—	(70)
Net realized and unrealized gain (loss) on investments and foreign currency	54,361,898	(1,001,108)
Net increase (decrease) in net assets resulting from operations	$57,744,877	$(576,442)

(1)	Fund commenced operations on December 14, 2020. The information presented is for the period from December 14, 2020 to September 30, 2021.
(2)	Net of foreign taxes withheld of $0 and $49,279 respectively.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Statements of Changes in Net Assets

	Year Ended September 30, 2021	Year Ended September 30, 2020
OPERATIONS
Net investment income (loss)	$3,382,979	$1,338,277
Net realized gain (loss) on investments	45,221,198	2,097,506
Change in unrealized appreciation (depreciation) on investments	9,140,700	14,033,637
Net increase (decrease) in net assets resulting from operations	57,744,877	17,469,420

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,389,202)	(579,630)
Total distributions to shareholders	(4,389,202)	(579,630)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	325,456,397	142,477,613
Payments for shares redeemed	(184,392,967)	(23,886,358)
Net increase (decrease) in net assets derived from capital share transactions (a)	141,063,430	118,591,255
Net increase (decrease) in net assets	$194,419,105	$135,481,045

NET ASSETS
Beginning of year	$179,355,205	$43,874,160
End of year	$373,774,310	$179,355,205

(a)	A summary of capital shares transactions is as follows:

	Shares	Shares
Shares sold	8,375,000	4,725,000
Shares redeemed	(4,750,000)	(800,000)
Net increase (decrease)	3,625,000	3,925,000

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Statement of Changes in Net Assets

Period Ended September 30, 2021(1)
OPERATIONS
Net investment income (loss)	$424,666
Net realized gain (loss) on investments and foreign currency	265,010
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	(1,266,118)
Net increase (decrease) in net assets resulting from operations	(576,442)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(353,200)
Total distributions to shareholders	(353,200)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	28,866,585
Transaction Fees (Note 6)	2,827
Payments for shares redeemed	(5,371,385)
Net increase (decrease) in net assets derived from capital share transactions (a)	23,498,027
Net increase (decrease) in net assets	$22,568,385

NET ASSETS
Beginning of period	$—
End of period	$22,568,385

(a)	A summary of capital shares transactions is as follows:

Shares
Shares sold	1,100,000
Shares redeemed	(200,000)
Net increase (decrease)	900,000

(1)	Fund commenced operations on December 14, 2020. The information presented is for the period from December 14, 2020 to September 30, 2021.

The accompanying notes are an integral part of these financial statements.

Distillate U.S. Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended September 30,		Period Ended September 30,
	2021	2020	2019 (1)
Net asset value, beginning of year/period	$32.61	$27.86	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.46	0.44	0.38
Net realized and unrealized gain (loss) on investments(6)	8.51	4.61	2.58
Total from investment operations	8.97	5.05	2.96

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.62)	(0.30)	(0.10)
Total distributions to shareholders	(0.62)	(0.30)	(0.10)

Net asset value, end of year/period	$40.96	$32.61	$27.86

Total return	27.68%	18.20%	11.93	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$373,774	$179,355	$43,874

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39%	0.39%	0.39	%(4)
Net investment income (loss) to average net assets	1.17%	1.45%	1.55	%(4)
Portfolio turnover rate (5)	73%	58%	69	%(3)

(1)	Commencement of operations on October 23, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Distillate International Fundamental Stability & Value ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended September 30, 2021 (1)
Net asset value, beginning of period	$25.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.59
Net realized and unrealized gain (loss) on investments and foreign currency(7)	(0.12)
Total from investment operations	0.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.44)
Total distributions to shareholders	(0.44)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.00	(3)

Net asset value, end of period	$25.08

Total return	1.78	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$22,568

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.55	%(5)
Net investment income (loss) to average net assets	2.78	%(5)
Portfolio turnover rate (6)	57	%(4)

(1)	Commencement of operations on December 14, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Distillate Capital ETFs

Notes to Financial Statements

September 30, 2021

NOTE 1 – ORGANIZATION

Distillate U.S. Fundamental Stability & Value ETF is a diversified series and Distillate International Fundamental Stability & Value ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Distillate U.S. Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate U.S. Fundamental Stability & Value Index. The investment objective of the Distillate International Fundamental Stability & Value ETF is to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index. Distillate U.S. Fundamental Stability & Value ETF commenced operations on October 23, 2018, and Distillate International Fundamental Stability & Value ETF commenced operations on December 14, 2020.

The end of the reporting period for the Funds is September 30, 2021, and the period covered by these Notes to Financial Statements is the fiscal period ended September 30, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Distillate U.S. Fundamental Stability & Value ETF
Assets(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$373,576,530	$—	$—	$373,576,530
Short-Term Investments	125,300	—	—	125,300
Total Investments in Securities	$373,701,830	$—	$—	$373,701,830

Distillate International Fundamental Stability & Value ETF
Assets(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,247,514	$—	$—	$22,247,514
Preferred Stocks	199,324	—	—	199,324
Short-Term Investments	23,755	—	—	23,755
Total Investments in Securities	$22,470,593	$—	$—	$22,470,593

(1)	See Schedule of Investments for breakout of investments by sector classifications.
(2)	See Schedule of Investments for breakout of investments by country classifications.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to redemptions in-kind. During the fiscal year ended September 30, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Distillate U.S. Fundamental Stability & Value ETF	$(44,803,108)	$44,803,108
Distillate International Fundamental Stability & Value ETF	(723,711)	723,711

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

During the fiscal year ended September 30, 2021, the Distillate U.S. Fundamental Stability & Value ETF realized $44,803,108 and the Distillate International Fundamental Stability & Value ETF realized $723,711 in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Distillate Capital Partners, LLC (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Distillate U.S. Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.39% based on the Fund’s average daily net assets, and the Distillate International Fundamental Stability & Value ETF pays the Adviser at an annual rate of 0.55% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting;

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follow:

	Purchases	Sales
Distillate U.S. Fundamental Stability & Value ETF	$209,003,695	$209,229,582
Distillate International Fundamental Stability & Value ETF	11,840,032	11,124,221

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	In-Kind Purchases	In-Kind Sales
Distillate U.S. Fundamental Stability & Value ETF	$324,960,237	$184,781,486
Distillate International Fundamental Stability & Value ETF	28,086,461	5,373,157

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2021 were as follows:

	Distillate U.S. Fundamental Stability & Value ETF	Distillate International Fundamental Stability & Value ETF
Tax cost of investments	$350,213,925	$24,002,624
Gross tax unrealized appreciation	37,848,025	1,366,698
Gross tax unrealized depreciation	(14,360,120)	(2,898,729)
Net tax unrealized appreciation (depreciation)	23,487,905	(1,532,031)
Undistributed ordinary income	119,919	70,782
Undistributed long-term capital gain	—	—
Other accumulated gain (loss)	(952,525)	(192,104)
Distributable earnings (accumulated deficit)	$22,655,299	$(1,653,353)

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing losses on wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended September 30, 2021, the Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF did not elect to defer any post-October capital losses or late-year ordinary losses.

As of September 30, 2021, the Funds had the following short-term capital loss carryforwards with no expiration date:

Distillate U.S. Fundamental Stability & Value ETF	$952,525
Distillate International Fundamental Stability & Value ETF	192,034

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

During the fiscal year ended September 30, 2021, the Distillate U.S. Fundamental Stability & Value ETF used $1,199,816 of short-term and $137,173 of long-term capital loss carryforward available as of September 30, 2020.

The tax character of distributions paid by the Funds during the year/period ended September 30, 2021 and September 30, 2020 were as follows:

	Ordinary Income
	Year/Period Ended September 30, 2021	Year Ended September 30, 2020
Distillate U.S. Fundamental Stability & Value ETF	$4,389,202	$579,630
Distillate International Fundamental Stability & Value ETF	353,200	N/A	(1)

(1)     Fund commenced operations on December 14, 2020.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares for the Distillate U.S. Fundamental Stability & Value ETF, and 50,000 shares for the Distillate International Fundamental Stability & Value ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of

Distillate Capital ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2021 (Continued)

Creation Units. The standard fixed transaction fee for the Distillate U.S. Fundamental Stability & Value ETF is $250, payable to the Custodian. The standard fixed transaction fee for the Distillate International Fundamental Stability & Value ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Sector Risk (U.S. Fund only). To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Foreign Securities Risk (International Fund only). Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Distillate Capital ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Distillate Capital ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Distillate U.S. Fundamental Stability & Value ETF and Distillate International Fundamental Stability & Value ETF, each a series of ETF Series Solutions (the “Funds”), as of September 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Distillate U.S. Fundamental Stability & Value ETF	For the year ended September 30, 2021	For the years ended September 30, 2021 and 2020	For the years ended September 30, 2021, 2020, and for the period from October 23, 2018 (commencement of operations) through September 30, 2019
Distillate International Fundamental Stability & Value ETF	For the period from December 14, 2020 (commencement of operations) through September 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Distillate Capital ETFs

Report of Independent Registered Public Accounting Firm

(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 24, 2021

Distillate Capital ETFs

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	53	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	53	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	53	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	53	None

Distillate Capital ETFs

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014-2020).
Michael D. Barolsky Born: 1981	Vice President	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012–2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021

Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018); Attorney, American Century Companies, Inc. (2014–2017).

Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016–2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021), Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).

Distillate Capital ETFs

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018, 2014-2017).
Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; Since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

Distillate Capital ETFs

Expense Examples

For the Six-Months Ended September 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Distillate Capital ETFs

Expense ExampleS

For the Six-Months Ended September 30, 2021 (Unaudited) (Continued)

Distillate U.S. Fundamental Stability & Value ETF
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,041.58	$2.00
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,023.11	$1.98

Distillate International Fundamental Stability & Value ETF
	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 971.03	$2.72
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.31	$2.79

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.55%, multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

Distillate Capital ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Distillate U.S. Fundamental Stability & Value ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 21-22, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Distillate Capital Partners LLC (the “Adviser”) and the Trust, on behalf of the Distillate U.S. Fundamental Stability & Value ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser, along with representatives from other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received at the Meeting and deliberated on the approval of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

Distillate U.S. Fundamental Stability & Value ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, sub-adviser oversight, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund. The Board noted that that Adviser was also the Fund’s index provider, while the sub-adviser is responsible for implementing the Fund’s strategy to track the performance of the index. The Board considered that the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered the Fund’s past investment performance, including for periods ended March 31, 2021. The Board noted that, for the one-year period, the Fund underperformed its underlying index, before fees and expenses, and for the since-inception period, the Fund slightly underperformed its underlying index, before fees and expenses. The Board considered that, for the one-year and since-inception periods, the Fund outperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market. The Board further noted that, for the one-year period, the Fund outperformed the median for the other funds in the universe of Large Blend ETFs as reported by Morningstar (the “Category Peer Group”).

Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s expense ratio, the full amount of which was the “unified fee” described below, and compared it to its Category Peer Group and its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the expense ratio for the Fund was higher than the median of the universe of the Category Peer Group, but was within the range of net expense ratios for the Selected Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, index-based ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The

Distillate U.S. Fundamental Stability & Value ETF

Approval of Advisory Agreement & Board Consideration

(Unaudited) (Continued)

Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of the Fund’s unitary fee might result in a sharing of those economies with Fund shareholders. The Board noted its intention to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Distillate U.S. Fundamental Stability & Value ETF

Approval of Sub-Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held April 20-21, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) between the Trust, on behalf of Distillate U.S. Fundamental Stability & Value ETF (the “Fund”), Distillate Capital Partners (the “Adviser”), and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Fund are shared with the Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Agreement, noting the Sub-Adviser would continue to provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the

Distillate U.S. Fundamental Stability & Value ETF

APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATION

(Unaudited) (Continued)

Trust. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that information regarding the Fund’s performance for various time periods had been included in the Materials. The Board considered the Fund’s past investment performance, including for periods ended December 31, 2020. Because the Fund is designed to track the performance of an index, the Board considered the extent to which the Fund tracked its index before fees and expenses. The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year and since inception periods ended December 31, 2020.

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Distillate Capital ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

Distillate U.S. Fundamental Stability & Value ETF	100.00%
Distillate International Fundamental Stability & Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Distillate U.S. Fundamental Stability & Value ETF	0.00%
Distillate International Fundamental Stability & Value ETF	0.00%

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended September 30, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Distillate U.S. Fundamental Stability & Value ETF	$—	$—	$—
Distillate International Stability & Value ETF	49,279	0.05475431	100.00%

Distillate Capital ETFs

FOREIGN Tax Credit Pass Through

(Unaudited) (Continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://distillatefunds.com. The Funds’ portfolio holdings are posted on their website at https://distillatefunds.com daily.

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://distillatefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://distillatefunds.com.

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Adviser and Index Provider

Distillate Capital Partners, LLC
53 West Jackson Blvd, Suite 530
Chicago, Illinois 60604

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Distillate U.S. Fundamental Stability & Value ETF

Symbol – DSTL
CUSIP – 26922A321

Distillate International Fundamental Stability & Value ETF

Symbol – DSTX
CUSIP – 26922B501

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Distillate U.S. Fundamental Stability & Value ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	$14,500	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$3,500	$3,000
All Other Fees	$0	$0

Distillate International Fundamental Stability & Value ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit Fees	$15,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,500	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Distillate U.S. Fundamental Stability & Value ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Distillate International Fundamental Stability & Value ETF

	FYE 9/30/2021	FYE 9/30/2020
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Distillate U.S. Fundamental Stability & Value ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Distillate International Fundamental Stability & Value ETF

Non-Audit Related Fees	FYE 9/30/2021	FYE 9/30/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/08/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	12/08/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	12/08/2021

*	Print the name and title of each signing officer under his or her signature.